Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 72,397	$ 113,846	$ 118,888
Interest-bearing deposits with banks	108,011	79,638
Securities
Trading	148,205	139,240
Investment, net of applicable allowance	170,018	145,484
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans
Retail	549,751	503,598
Wholesale	273,967	218,066
Allowance for loan losses (Note 5)	(3,753)	(4,089)
Segregated fund net assets	2,638	2,666
Other
Customers' liability under acceptances	17,827	19,798
Derivatives	154,439	95,541
Premises and equipment	7,214	7,424
Goodwill	12,277	10,854	$ 11,302
Other intangibles	6,083	4,471
Other assets	80,300	61,883
Total assets	1,917,219	1,706,323
Liabilities
Deposits	1,208,814	1,100,831
Segregated fund net liabilities	2,638	2,666
Other
Acceptances	17,872	19,873
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Derivatives	153,491	91,439
Insurance claims and policy benefit liabilities	11,511	12,816
Other liabilities	95,235	70,301
Subordinated debentures	10,025	9,593
Total liabilities	1,809,044	1,607,561
Under 1 year [member]
Assets
Cash and due from banks	71,081	112,924
Interest-bearing deposits with banks	108,011	79,638
Securities
Trading	139,810	129,206
Investment, net of applicable allowance	26,540	29,831
Assets purchased under reverse repurchase agreements and securities borrowed	316,714	307,805
Loans
Retail	113,965	98,946
Wholesale	70,374	60,099
Other
Customers' liability under acceptances	17,827	19,793
Derivatives	151,928	93,409
Premises and equipment	59	28
Other assets	66,071	47,634
Total assets	1,082,380	979,313
Liabilities
Deposits	1,023,324	943,633
Other
Acceptances	17,872	19,868
Obligations related to securities sold short	34,105	35,524
Obligations related to assets sold under repurchase agreements and securities loaned	273,001	261,533
Derivatives	140,808	89,804
Insurance claims and policy benefit liabilities	1,904	1,867
Other liabilities	71,689	48,901
Subordinated debentures	110	188
Total liabilities	1,562,813	1,401,318
After 1 year [member]
Assets
Cash and due from banks	1,316	922
Securities
Trading	8,395	10,034
Investment, net of applicable allowance	143,478	115,653
Assets purchased under reverse repurchase agreements and securities borrowed	1,131	98
Loans
Retail	435,786	404,652
Wholesale	203,593	157,967
Segregated fund net assets	2,638	2,666
Other
Customers' liability under acceptances		5
Derivatives	2,511	2,132
Premises and equipment	7,155	7,396
Goodwill	12,277	10,854
Other intangibles	6,083	4,471
Other assets	14,229	14,249
Total assets	838,592	731,099
Liabilities
Deposits	185,490	157,198
Segregated fund net liabilities	2,638	2,666
Other
Acceptances		5
Obligations related to securities sold short	1,406	2,317
Obligations related to assets sold under repurchase agreements and securities loaned	946	668
Derivatives	12,683	1,635
Insurance claims and policy benefit liabilities	9,607	10,949
Other liabilities	23,546	21,400
Subordinated debentures	9,915	9,405
Total liabilities	$ 246,231	$ 206,243